UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period:  September 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2017

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

September 30, 2017

Dear Fellow Shareholders:

Results

The Aasgard Dividend Growth Small & Mid-Cap Fund (“AADGX” or the “Fund”) ended the semi-annual fiscal period from March 31, 2017 to September 30, 2017, up 6.90% on a net-of-fees basis.  The Fund outperformed the 5.26% return of its primary benchmark, the S&P MidCap 400® Index (the “Index”).  Our secondary benchmarks S&P 500® Index and S&P SmallCap 600® Index were up 7.71% and 7.78% for the trailing 6 months. The past six months have seen a very strong bull market develop, synchronous with global equity markets.  We believe the move has been a combination of investor confidence in forward earnings and an improvement in actual trailing earnings over the period.  Many of the political factors that have hampered market sentiment over the past 5 years have abated:  Euro-Crisis, Brexit, U.S. Presidential election, etc.  Our goal for the Fund has been to grow wealth prudently through ownership of companies that we believe will survive and thrive throughout an economic cycle.  These companies typically lag when markets surge on optimism, and outperform during periods of stress.  The companies we own are on average less expensive on a price-to-earnings (“P/E”) basis than the average, and slower growing.  Companies with high growth expectations typically trade at very high P/E ratios, their price behavior being very sensitive to investor enthusiasm.  Despite this tendency to lag in bull markets the Fund has succeeded in outpacing the Index.  Stock selection was key to our outperformance.  During the period we experienced very rapid growth in some of our technology and industrial names.  We also had two buyouts occur at substantial premiums to our purchase price.

Portfolio Activity

In the second quarter we had significant turnover in the portfolio.  Digital Realty Trust, Inc., Lam Research Corporation, and Williams Brothers were all sold due to growth outside our capitalization constraint of $15 billion W.P. Carey, Inc., Maxim Integrated Products, Inc., and ONEOK, Inc. were purchased as replacements.  ATN Intl., Sensient Technologies Corporation, and Watsco, Inc. were sold on valuation concerns.  Each was trading at much higher valuation rations than peers with greater growth expectations.  Sonoco Products Co., H.B. Fuller Co., and Huntington Ingalls Industries, Inc. were added as replacements.  Weyco Group, Inc. was sold on a deterioration in sales outlook, replaced by Cracker Barrel Old Country Store, Inc.  Later, at the end of the quarter, Maiden Holdings, Ltd. was sold to reduce reinsurance exposure, replaced by investment manager Eaton Vance Corporation.  Arrow Financial Corporation was replaced by another bank with greater revenue growth, Washington Federal, Inc.

In the third quarter we replaced five holdings.  Williams-Sonoma, Inc., The Goodyear Tire & Rubber Company, and Legget & Platt, Inc. were sold, replaced by PulteGroup, Inc., Tupperware Brands Corporation, and Nordstrom, Inc.  Whole

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

Foods Market, Inc. and Avista Corporation were both sold post-acquisition, at prices substantially higher than purchase cost.  McCormick & Co., Inc. replaces Whole Foods Market, Inc. in the consumer staple sector, and Black Hills Corporation replaces Avista Corporation in the utility sector.

Economic Review & Outlook

Despite the high valuations, our market outlook remains positive.  Earnings growth has been strong, particularly in the energy sector.  Much of the appreciation we believe is tied to the Republican sweep agenda:  a corporate tax cut from 35% to ~20%, foreign-sourced earnings tax holiday, regulatory reform, and a potentially very large infrastructure spending bill.  The question now is if these agenda items can come to fruition.  The Trump administration had made several stumbles early on:  the immigration halt, which has been stymied by the courts, and the failure of the American Health Care Act (“Obamacare” repeal).  If the Republicans cannot show unity then the broader agenda is at risk.  We are optimistic that the administration will find its footing and the most important economic policy pieces will come together early next year, though this is likely the greatest risk to our economy and market at present.  It would not be unusual to see a pull-back, and then a rally through the year-end on anticipation of good holiday sales.

If the economy heats up on the back of a tax cut and infrastructure spending bill we expect inflation to make an appearance in late 2018.  This has not been the case to-date.  Interest rates advanced rapidly post-election but have subsided in the first half of 2017.  Some of the blame can be cast on energy prices, where we are experiencing very low oil prices due to an over-supply condition.  The lack of inflation has dogged this economy since the financial crisis.  0% interest rates and quantitative easing (“QE”) have failed to produce above target inflation.  The baton appears to be passing to the fiscal authorities, though their ability to deliver is now in question.  We believe that the level of interest rates will determine the length of this economic cycle.  At some point, wage inflation passes through to price-of-goods inflation.  The U.S. Federal Reserve Board (the “Fed”) will eventually become aggressive in fighting reported inflation and potentially a stock market bubble.  As it stands today, the Fed Funds rate is set at 1.25%.  The Fed has signaled one more rate hike for 2017, though that is no longer a given, as inflation has not been above 2% and the Fed has discussed concentrating their efforts on unwinding the portfolio amassed through QE.  At 0.25% per rate hike that would still not get the Fed Funds rate to the neutral target of approximately 2%.  At some point, inflation will likely be hot enough for the Fed to act aggressively, raising rates 0.50% or more per meeting.  We feel that this aggressiveness has a much greater likelihood of showing up in 2018 than 2017.  Janet Yellen, Fed Chair, has stated that she would rather have inflation run a bit before working against it, seeing little danger from hiking rates modestly.  That is unless the stock market continues appreciating into bubble territory.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

The S&P 500® Index is currently trading at 21.5 times trailing earnings, and 19.3 times consensus 2017 earnings.  These are not bargain levels, slightly above the averages of the past 3 decades.  We’ve seen lower and we’ve seen higher.  Over the past 60 years a P/E ratio of 22 is associated with a historical 10 year return of approximately 6%, below the average of 10%.  The question is, which direction is this ratio headed?  We think higher.  A confluence of better economic conditions, fiscal stimulus, and rising interest rates may push investors to become price indiscriminate and simply put more money to work in the stock market, particularly in index funds.  This non-price sensitive buying will push the valuation ratio into bubble territory.  A bubble being defined as valuation ratios much higher than average and unjustified by earnings growth versus the pricing of other investment assets. As individuals see statement after statement of low or even negative bond returns the inclination to make a change becomes more pressing.  Investors tend to follow the herd.  If bonds are bad and stocks are good, then more stocks are even better.  As the market continues to appreciate the behavior becomes more self-fulfilling, rewarding ever more risk taking, seemingly punishing the risk averse.  Bubbles can be fun, with high-fives in the hallway as stocks make new highs, but all bubbles come to a painful end.

We see the end coming in the form of higher interest rates.  As the market becomes a clear bubble and inflation becomes even hotter, the Fed will be forced to act, if they hold to historical patterns.  At the same time, wage increases impair corporate earnings.  Companies can try to pass through inflation with higher prices but may not be successful in doing so due to competitive forces.  At the same time the Fed is raising rates, causing the cost of capital to increase.  Companies and operations that are marginally profitable during the good times become unprofitable when wages, input costs, and interest rates move against their business plans.  We believe the locus of the next recession will map to the secular changes we see in consumer buying habits, namely the decline in physical retail.  Consumers are shifting their buying habits to online purchases and experiences.  The first order effect is store closures and layoffs, retail being one of the largest employers in the country.  We are more worried about the secondary effects, property owners with large vacancies and debts to pay.  When those debts are defaulted on the pain is shifted to the banking and lending sectors of our economy.  This would prompt a significant decline in economic activity, thus a recession.

Our strategy will be to acknowledge the lateness of this cycle and stick with a neutral policy stance.  Bubbles can last a long time, even if we are in the early stages of one, it may be years before it all plays out.  We will participate in this market, and watch patiently for early indications of weakness.  Our favorite indicators:  an inverted yield curve (higher short-term interest rates than long-term), unemployment claims, housing starts, and consumer confidence.  All these indicators are solidly in the green at this time.  When they roll-over we will begin to play defense.  Shifting holdings to more defensive sectors, companies whose valuation is not predicated on above average earnings growth.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

Our thesis remains the same:  seek out strong, stable, cash-flow generating companies that have powered dividends at rates bond investors no longer found.  This dynamic is supportive of the stocks in the Fund.  Our best guess is that we are now entering the end-game portion of this economic cycle.  Valuations will likely float higher even as earnings stagnate.  Then an event, likely higher interest rates, will spur the shedding of unproductive assets, triggering a recession.  This process will likely take years.  We will remain focused on finding value in fundamentally strong businesses, at fair valuations, that have the potential to pay you to own them.

Sincerely,

James Walsh, CFA
Portfolio Manager

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk. Please see the Schedule of Investments in this report for complete Fund holdings.

The information provided herein represents the opinion of Coldstream Wealth Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Forward price to earnings (forward P/E) is a measure of the price-to-earnings (P/E) ratio using forecasted earnings for the P/E calculation. Cash flow is the net amount of cash and cash-equivalents moving into and out of a business.

The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500® Index, measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market. The Index includes the reinvestment of dividends.

The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

You cannot directly invest in an index.

Earnings growth is not a measure of the Fund’s future performance.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

Mutual Fund investing involves risk, loss of principal is possible. Losing all or a portion of your investment is a risk of investing in the Fund. Investments in small- and mid-cap companies involve additional risk such as limited liquidity and greater volatility than larger companies. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus.

The Fund is distributed by Quasar Distributors, LLC.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

EXPENSE EXAMPLE at September 30, 2017 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The Aasgard Dividend Growth Small & Mid-Cap Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/17 – 9/30/17).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

EXPENSE EXAMPLE at September 30, 2017 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	4/1/17	9/30/17	4/1/17 – 9/30/17
Actual	$1,000.00	$1,069.00	$6.48
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.80	$6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

INDUSTRY ALLOCATION OF PORTFOLIO ASSETS at September 30, 2017 (Unaudited)

0.7%
1.9%
1.9%
4.1%
2.0%
5.8%
14.0%
2.0%
2.0%
14.4%
2.0%
3.5%
2.1%
8.1%
1.9%
2.0%
4.0%
2.2%
1.9%
4.0%
4.1%
3.8%
2.2%
9.4%

- Accommodation and Food Services – 1.9%
- Administrative Support, Waste Management – 4.1%
- Apparel Manufacturing – 2.0%
- Chemical Manufacturing – 5.8%
- Computer and Electronic Product Manufacturing – 14.0%
- Construction – 2.0%
- Fabricated Metal Product Manufacturing – 2.0%
- Finance and Insurance – 14.4%
- Food Manufacturing – 2.0%
- Health Care and Social Assistance – 3.5%
- Management of Companies and Enterprises – 2.1%
- Miscellaneous Manufacturing – 8.1%
- Paper Manufacturing – 1.9%
- Primary Metal Manufacturing – 2.0%
- Professional, Scientific, and Technical Services – 4.0%
- Real Estate and Rental and Leasing – 2.2%
- Retail Trade – 1.9%
- Transportation and Warehousing – 4.0%
- Transportation Equipment Manufacturing – 4.1%
- Utilities – 3.8%
- Wholesale Trade – 2.2%
- REITS – 9.4%
- Closed-End Funds – 1.9%
- Money Market Funds – 0.7%

Percentages represent market value as a percentage of total investments.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares	COMMON STOCKS – 87.96%	Value

	Administrative and Support Services – 4.11%
8,230	Broadridge Financial Solutions, Inc.	$665,149
5,770	ManpowerGroup, Inc.	679,821
		1,344,970

	Ambulatory Health Care Services – 1.67%
5,835	Quest Diagnostics, Inc.	546,389

	Apparel Manufacturing – 2.03%
4,609	Cintas Corp.	664,987

	Chemical Manufacturing – 5.79%
12,130	Church & Dwight Co., Inc.	587,698
11,555	H.B. Fuller Co.	670,883
10,275	Tupperware Brands Corp.	635,201
		1,893,782

	Clothing and Clothing Accessories Stores – 1.93%
13,415	Nordstrom, Inc.	632,517

	Computer and Electronic Product Manufacturing – 13.95%
15,835	FLIR Systems, Inc.	616,140
5,235	Harris Corp.	689,345
3,540	L3 Technologies, Inc.	667,042
13,455	Maxim Integrated Products, Inc.	641,938
14,480	Plantronics, Inc.	640,306
8,085	ResMed, Inc.	622,222
9,745	Xilinx, Inc.	690,238
		4,567,231

	Construction of Buildings – 1.96%
23,440	PulteGroup, Inc.	640,615

	Credit Intermediation and Related Activities – 6.20%
14,580	Synovus Financial Corp.	671,555
35,105	Umpqua Holdings Corp.	684,898
19,975	Washington Federal, Inc.	672,159
		2,028,612

	Fabricated Metal Product Manufacturing – 2.01%
8,230	Crane Co.	658,318

	Food Manufacturing – 1.96%
6,260	McCormick & Co., Inc.	642,526

	Food Services and Drinking Places – 1.95%
4,215	Cracker Barrel Old Country Store, Inc.	639,078

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited), Continued

Shares	COMMON STOCKS – 87.96%, Continued	Value

	Insurance Carriers and Related Activities – 4.08%
4,710	Reinsurance Group of America, Inc.	$657,187
8,884	Safety Insurance Group, Inc.	677,849
		1,335,036

	Management of Companies and Enterprises – 2.13%
7,345	Cullen/Frost Bankers, Inc.	697,188

	Merchant Wholesalers, Durable Goods – 2.18%
3,155	Huntington Ingalls Industries, Inc.	714,418

	Miscellaneous Manufacturing – 8.12%
7,690	Dover Corp.	702,789
6,345	Hasbro, Inc.	619,716
8,170	Hill-Rom Holdings, Inc.	604,580
8,280	STERIS plc	731,952
		2,659,037

	Nursing and Residential Care Facilities – 1.81%
9,450	National Healthcare Corp.	591,287

	Paper Manufacturing – 1.92%
12,420	Sonoco Products Co.	626,589

	Pipeline Transportation – 3.96%
14,200	New Jersey Resources Corp.	598,530
14,736	Targa Resources Corp.	697,013
		1,295,543

	Primary Metal Manufacturing – 2.02%
8,675	Reliance Steel & Aluminum Co.	660,775

	Professional, Scientific, and Technical Services – 3.96%
6,080	Jack Henry & Associates, Inc.	624,963
11,350	Leidos Holdings, Inc.	672,147
		1,297,110

	Rental and Leasing Services – 2.20%
8,533	Ryder System, Inc.	721,465

	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 4.08%
13,295	Eaton Vance Corp.	656,374
8,048	Raymond James Financial, Inc.	678,688
		1,335,062

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited), Continued

Shares	COMMON STOCKS – 87.96%, Continued	Value

	Transportation Equipment Manufacturing – 4.10%
6,795	Polaris Industries, Inc.	$710,961
13,068	Standard Motor Products, Inc.	630,531
		1,341,492

	Utilities – 3.84%
8,585	Black Hills Corp.	591,249
12,035	ONEOK, Inc.	666,859
		1,258,108
	TOTAL COMMON STOCKS (Cost $24,530,139)	28,792,135

	REITS – 9.34%
8,630	EPR Properties	601,856
7,885	Extra Space Storage, Inc.	630,169
12,350	LTC Properties, Inc.	580,203
7,585	National Health Investors, Inc.	586,245
9,790	WP Carey, Inc.	659,748
	TOTAL REITS (Cost $2,942,113)	3,058,221

	CLOSED-END FUND – 1.87%
15,395	Main Street Capital Corp.	611,951
	TOTAL CLOSED-END FUND (Cost $499,460)	611,951

	MONEY MARKET FUND – 0.70%
227,803	Fidelity Institutional Government
	Portfolio – Class I, 0.91% (a)	227,803
	TOTAL MONEY MARKET FUND (Cost $227,803)	227,803
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $28,199,515) – 99.87%	32,690,110
	Other Assets in Excess of Liabilities – 0.13%	41,846
	NET ASSETS – 100.00%	$32,731,956

REIT – Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of September 30, 2017.

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2017 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $28,199,515)	$32,690,110
Receivables:
Dividends and interest	53,900
Fund shares sold	33,975
Prepaid expenses	5,095
Total assets	32,783,080

LIABILITIES
Payables:
Advisory fees	18,187
Administration and fund accounting fees	12,117
Audit fees	9,911
Transfer agent fees and expenses	4,368
Shareholder reporting	3,472
Chief Compliance Officer fee	1,513
Trustee fees and expenses	321
Custody fees	13
Accrued other expenses	1,222
Total liabilities	51,124

NET ASSETS	$32,731,956

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$32,731,956
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	2,639,092
Net asset value, offering and redemption price per share	$12.40

COMPOSITION OF NET ASSETS
Paid-in capital	$27,319,183
Accumulated undistributed net investment income	42,457
Accumulated undistributed net realized gain on investments	879,721
Net unrealized appreciation on investments	4,490,595
Net assets	$32,731,956

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2017 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$403,471
Interest	1,472
Total income	404,943

Expenses
Advisory fees (Note 4)	129,598
Administration and fund accounting fees (Note 4)	36,513
Transfer agent fees and expenses (Note 4)	14,618
Audit fees	9,911
Registration fees	5,964
Trustee fees and expenses	5,709
Chief Compliance Officer fee (Note 4)	4,513
Custody fees (Note 4)	4,433
Legal fees	3,355
Reports to shareholders	2,185
Miscellaneous expenses	2,044
Insurance expense	918
Total expenses	219,761
Less: advisory fee waiver (Note 4)	(29,176)
Net expenses	190,585
Net investment income	214,358

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	856,923
Net change in unrealized appreciation on investments	1,002,654
Net realized and unrealized gain on investments	1,859,577
Net Increase in net assets resulting from operations	$2,073,935

The accompnying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017*
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$214,358	$454,696
Net realized gain on investments	856,923	18,113
Net change in unrealized
appreciation on investments	1,002,654	3,487,941
Net increase in net assets
resulting from operations	2,073,935	3,960,750

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(188,904)	(433,008)
Total distributions to shareholders	(188,904)	(433,008)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,492,856	25,826,327
Total increase in net assets	3,377,887	29,354,069

NET ASSETS
Beginning of period	29,354,069	—
End of period	$32,731,956	$29,354,069
Undistributed net investment income	$42,457	$17,003

(a)	A summary of share transactions is as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(Unaudited)		March 31, 2017*
Shares sold	260,311	$3,078,000	2,840,049	$29,291,932
Shares issued
on reinvestments
of distributions	15,633	188,904	39,406	433,008
Shares redeemed	(152,167)	(1,774,048)	(364,140)	(3,898,613)
Net increase	123,777	$1,492,856	2,515,315	$25,826,327

*	Commencement of operations on April 1, 2016.

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	Six Months Ended
	September 30, 2017		Year Ended
	(Unaudited)		March 31, 2017*
Net asset value, beginning of period	$11.67		$10.00

Income from investment operations:
Net investment income	0.08		0.20
Net realized and unrealized
gain on investments	0.72		1.66
Total from investment operations	0.80		1.86

Less distributions:
From net investment income	(0.07)		(0.19)
Total distributions	(0.07)		(0.19)

Net asset value, end of period	$12.40		$11.67

Total return	6.90	%‡	18.79%

Ratios/supplemental data:
Net assets, end of period (thousands)	$32,732		$29,354

Ratio of expenses to average net assets:
Before advisory fee waiver	1.44	%†	1.54%
After advisory fee waiver	1.25	%†	1.25%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	1.22	%†	1.67%
After advisory fee waiver	1.41	%†	1.96%
Portfolio turnover rate	25.54	%‡	41.73%

*	Commencement of operations on April 1, 2016.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Aasgard Dividend Growth Small & Mid-Cap Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to seek a combination of dividend income and capital appreciation, with a secondary focus on lower than market volatility. The Fund commenced operations on April 1, 2016.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2017, or expected to be taken in the Fund’s 2018 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2017 (Unaudited), Continued

The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, quarterly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of September 30, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2017 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2017 (Unaudited), Continued

valued at the most recent sales price.  Investments in open-end funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2017 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2017:

Common Stocks	Level 1	Level 2	Level 3	Total
Accommodation and Food Services	$639,079	$—	$—	$639,079
Administrative Support,
Waste Management	1,344,970	—	—	1,344,970
Construction	640,615	—	—	640,615
Finance and Insurance	4,698,710	—	—	4,698,710
Health Care and Social Assistance	1,137,676	—	—	1,137,676
Management of Companies
and Enterprises	697,188	—	—	697,188
Manufacturing	13,714,736	—	—	13,714,736
Professional, Scientific,
and Technical Services	1,297,110	—	—	1,297,110
Real Estate and Rental and Leasing	721,465	—	—	721,465
Retail Trade	632,517	—	—	632,517
Transportation and Warehousing	1,295,543	—	—	1,295,543
Utilities	1,258,108	—	—	1,258,108
Wholesale Trade	714,418	—	—	714,418
Total Common Stocks	28,792,135	—	—	28,792,135
REITs	3,058,221	—	—	3,058,221
Closed-End Fund	611,951	—	—	611,951
Money Market Fund	227,803	—	—	227,803
Total Investments in Securities	$32,690,110	$—	$—	$32,690,110

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2017, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the six months ended September 30, 2017.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Coldstream Capital Management, Inc. (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.85% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2017, the Fund incurred $129,598 in advisory fees.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2017 (Unaudited), Continued

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to ensure that the net annual operating expenses (excluding AFFE, taxes, interest expense and extraordinary expenses) do not exceed 1.25% of the Fund’s average daily net assets.  The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended September 30, 2017, the Advisor reduced its fees and absorbed Fund expenses in the amount of $29,176. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount
3/31/2020	$67,935
3/31/2021	29,176
$97,111

U.S. Bancorp Fund Services, LLC (the “Administrator or Transfer Agent”) acts as the Fund’s Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Pursuant to the administration agreement, the Administrator receives from the Fund, a combined fee that covers both fund accounting and fund administration services.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2017 (Unaudited), Continued

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended September 30, 2017, the Fund incurred the following expenses for administration and fund accounting, transfer agency, Chief Compliance Officer, and custody fees:

Administration and Fund Accounting	$36,513
Transfer Agency (a)	9,898
Chief Compliance Officer	4,513
Custody	4,433

(a) Does not include out-of-pocket expenses.

At September 30, 2017, the Fund had payables due to USBFS for administration and fund accounting, transfer agency, Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$12,117
Transfer Agency (a)	3,343
Chief Compliance Officer	1,513
Custody	13

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator. The Trust’s Chief Compliance Officer is also an employee of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A. as he was recently, previously employed by USBFS. This same Trustee was recently an interested person of the Distributor.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2017, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $9,590,206 and $7,825,849, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended September 30, 2017 and the year ended March 31, 2017, were characterized as follows:

	September 30, 2017	March 31, 2017
Ordinary income	$188,904	$433,008

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2017 (Unaudited), Continued

As of March 31, 2017, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$25,804,726
Gross tax unrealized appreciation	3,725,790
Gross tax unrealized depreciation	(220,846)
Net tax unrealized appreciation	3,504,944
Undistributed ordinary income	12,553
Undistributed long-term capital gain	10,245
Total distributable earnings	22,798
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$3,527,742

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Small- and Medium-Sized Companies Risk – Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Investment Style Risk – The Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Growth Stock Risk – Growth style companies may lose value or move out of favor. Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•	Newer Fund Risk – The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTICE TO SHAREHOLDERS at September 30, 2017 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (877) 476-1909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 476-1909.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Information included in the Fund’s Form N-Q is also available by calling (877) 476-1909.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (877) 476-1909 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Coldstream Capital Management, Inc.
One – 100th Avenue NE, Suite 102
Bellevue, Washington  98004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(877) 476-1909

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (877) 476-1909. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive Officer/Principal Executive Officer

Date   12/4/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive Officer/Principal Executive Officer

Date   12/4/17

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer/Principal Financial Officer

Date   12/4/17

* Print the name and title of each signing officer under his or her signature.